CONTRACTUAL COMMITMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Lease expenses	$ 125,000,000	$ 48,000,000	$ 35,000,000
Energy
Disclosure of operating segments [line items]
Contractual capital commitments	200,000,000	35,000,000
Industrial operations
Disclosure of operating segments [line items]
Contractual capital commitments	1,000,000	11,000,000
Business services
Disclosure of operating segments [line items]
Contractual capital commitments	$ 17,000,000	$ 0